Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Short Term Bond Fund
Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”
Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”
Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:
“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”
Effective March 1, 2012, the following information replaces in its entirety the fifth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings- Objective(s) and Strategies”:
“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. Dollars.”
Effective March 1, 2012, the following information is added as a new sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings- Objective(s) and Strategies”:
“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”
Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings- Risks”:
“High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.”

1

Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Investment Strategies of the Fund”:
“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”
Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund — Principal Investment Strategies of the Fund”:
“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”
Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Risks of Investing in the Fund”:
“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”
Effective March 1, 2012, the following information replaces in its entirety the fifth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings - Invesco Short Term Bond Fund — Objective(s) and Strategies”:
“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. Dollars.”
Effective March 1, 2012, the following information is added as a new sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Short Term Bond Fund — Objective(s) and Strategies”:
“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”
Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Short Term Bond Fund — Risks”:
“High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.”

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Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10	Since
	Year	Years	Years	Inception
Class A shares: Inception (09/23/1971)
Return Before Taxes	3.61%	4.58%	5.27%	—
Return After Taxes on Distributions	1.81	2.73	3.28	—
Return After Taxes on Distributions and Sale of Fund Shares	2.32	2.79	3.28	—
Class B shares: Inception (09/28/1992)	3.20	4.64	5.17	—
Class C shares: Inception (08/30/1993)	7.02	4.87	5.04	—
Class R shares[1]: Inception (06/06/2011)	8.43	5.34	5.52	—
Class Y shares: Inception (08/12/2005)	9.29	5.90	—	5.57%
Barclays Capital U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55	—
Barclays Capital US Corp INV Bd Index[2] (reflects no deductions for fees, expenses or taxes)	9.00	6.05	6.57	—
Lipper BBB Rated Funds Index	10.46	5.57	5.96	—

1	Class R shares’ performance shown is that of Class A shares of the Fund’s (and the predecessor fund’s) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursement.

2	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After —tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
The following information is added above the first benchmark description appearing under the heading “Benchmark Descriptions”:
“Barclays Capital U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.”

1

Statutory Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years
Institutional Class shares[1]: Inception (06/01/2010)
Return Before Taxes	8.92%	5.65%	5.81%
Return After Taxes on Distributions	6.95	3.76	3.80
Return After Taxes on Distributions and Sale of Fund Shares	5.77	3.69	3.75
Barclays Capital U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55
Barclays Capital US Corp INV Bd Index[2] (reflects no deductions for fees, expenses or taxes)	9.00	6.05	6.57
Lipper BBB Rated Funds Index	10.46	5.57	5.96

1	Institutional Class shares’ performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is September 23, 1971.

2	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
The following information is added above the first benchmark description appearing under the heading “Benchmark Descriptions”:
“Barclays Capital U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.”

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Statement of Additional Information Supplement dated December 16, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5 R, Y, Invesco Cash Reserve, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
Effective March 1, 2012, the following information replaces in its entirety the paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investment Strategies and Risks — Foreign Investments — Foreign Securities”:
“Foreign Securities. Invesco Dynamics Fund, Invesco High Yield Fund, Invesco Real Estate Fund and Invesco Short Term Bond Fund may invest up to 25% of their respective total assets, and Invesco Money Market Fund may invest up to 50% of its total assets in foreign securities; however, Invesco Money Market Fund and Invesco Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. Invesco Global Real Estate Fund may invest a significant amount of its total assets in foreign securities.”
Effective March 1, 2012, the following information replaces in its entirety the paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investment Strategies and Risks Foreign Investments — Foreign Securities — Risks of Developing Countries”:
“Risks of Developing Countries. Invesco Short Term Bond Fund may invest up to 25% of its total assets, Invesco High Yield Fund may invest up to 15% of its total assets, Invesco Real Estate Fund may invest up to 10% of its total assets, and Invesco Global Real Estate Fund may invest up to 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries that are not included in the MSCI World Index.”
Effective March 1, 2012, the following information replaces in its entirety the paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investment Strategies and Risks Debt Investments — Non-Investment Grade Debt Obligations (Junk Bonds)”:
“Non-Investment Grade Debt Obligations (Junk Bonds). Invesco High Yield Fund normally invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in lower-rated or non-rated debt securities commonly known as junk bonds. Invesco Municipal Bond Fund and Invesco Short Term Bond Fund may invest up to 20% of their respective total assets, and Invesco Global Real Estate Fund and Invesco Real Estate Fund may invest up to 10% of their respective total assets in junk bonds. Invesco Dynamics Fund may invest in junk bonds.”